CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Current assets
Cash at banks	$ 277,836	$ 101,491
Accounts receivable, net	353,703	194,138
Inventories	131,474	57,283
Amounts due from related companies	156,826	324,337
Prepaid expenses and other current assets	280,424	196,434
Current assets held for sale	0	1,209,219
Total current assets	1,200,263	2,082,902
Non-current assets
Equity investment	562,000	0
Right-of-use assets	513,409	723,604
Property, plant and equipment, net	4,772	7,007
Non-current assets held for sale	0	39,362
Total non-current assets	1,080,181	769,973
Total assets	2,280,444	2,852,875
Current liabilities
Bank loans, current	1,358,221	462,029
Accrued liabilities and other current payables	576,521	187,098
Lease liabilities, current	80,060	132,114
Current liabilities held for sale	0	54,333
Total current liabilities	2,014,802	835,574
Non-current liabilities
Bank loan, non-current	0	366,653
Lease liabilities, non-current	595,587	703,972
Non-current liabilities held for sale	0	5,276
Total non-current liabilities	595,587	1,075,901
Total liabilities	2,610,389	1,911,475
Contingencies and commitment
Total (deficit) equity
Ordinary shares, 50,000,000 shares authorized at par value of $0.001 each; 17,679,618 and 17,547,118 shares issued and outstanding as of March 31, 2023 and 2022, respectively	17,680	17,547
Additional paid-in capital	2,703,081	2,115,207
Accumulated losses	(3,164,249)	(1,367,834)
Accumulated other comprehensive income	96,918	176,480
Total stockholders' (deficit) equity	(346,570)	941,400
Non-controlling interest	16,625	0
Total (deficit) equity	(329,945)	941,400
Total liabilities and (deficit) equity	$ 2,280,444	$ 2,852,875